CONDENSED INTERIM CONSOLIDATED STATEMENTS OF CHANGES IN PARTNERS’ CAPITAL - USD ($) $ in Thousands	Total	Common units public [Member]	Common units Hoegh LNG [Member]	Subordinated units [Member]	Accumulated Other Comprehensive Income [Member]	Noncontrolling Interest [Member]
Balance at Dec. 31, 2015	$ 249,798	$ 209,372	$ 6,604	$ 41,063	$ (7,241)	$ 0
Net income	41,377	18,133	3,221	20,023	0	0
Cash distributions to unitholders	(43,877)	(18,225)	(3,554)	(22,098)	0	0
Cash contribution from Höegh LNG	3,843	0	532	3,311	0	0
Other comprehensive income loss	1,505	0	0	0	1,505	0
Issuance of units for Board of Directors' fees	189	189	0	0	0	0
Net proceeds from issuance of common units	111,529	111,529	0	0	0	0
Other and contributions from owners	426	93	46	287	0	0
Balance at Dec. 31, 2016	364,790	321,091	6,849	42,586	(5,736)	0
Non-controlling interest acquired from the purchase of the Höegh Grace entities	88,561	0	0	0	0	88,561
Net income	28,401	11,940	1,511	9,394	0	5,556
Cash distributions to unitholders	(28,155)	(14,861)	(1,842)	(11,452)	0	0
Cash distributions to non-controlling interest	(3,920)	0	0	0	0	(3,920)
Cash contribution from Höegh LNG	1,009	0	140	869	0	0
Other comprehensive income loss	(64)			0	(49)	(15)
Issuance of units for Board of Directors' fees	189	189	0	0	0	0
Other and contributions from owners	305	80	31	194	0	0
Balance at Jun. 30, 2017	$ 451,116	$ 318,439	$ 6,689	$ 41,591	$ (5,785)	$ 90,182